Revenue (Disaggregation of Revenue) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,387	$ 1,363	$ 2,757	$ 2,746
Wireless Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,272	1,264	2,543	2,527
Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118	101	220	223
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(3)	(2)	(6)	(4)
Wireline Consumer [Member] | Wireless Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	909	919	1,820	1,843
Wireline Business [Member] | Wireless Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	145	144	290	287
Wireless [Member] | Wireless Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	218	201	433	397
Wireless [Member] | Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 118	$ 101	$ 220	$ 223